Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCE CAPITAL I INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2016
Equity Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EQUITY GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Equity Growth Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 218% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	218.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Equity Growth Fund invests, under normal circumstances, at least 80% of its assets in equity securities of a diversified group of small and medium-sized companies. Medium-sized companies are considered to have market capitalization between about $1.5 billion and $15 billion. Small companies are considered to be those that have market capitalizations of less than the lower end of this range. The Fund has the flexibility to purchase some larger companies. The advisor utilizes a multi-factor valuation based approach to selecting stocks and then selectively applies a fundamental overlay process to stocks that pass through the first level of screening. The investment process utilizes quantitative screens which focus on valuation metrics. Those investments that pass the screens are candidates for investment. The Fund seeks to lower its risk profile by investing in a diversified portfolio of companies with proven business models at reasonable valuations. The managers may equally weight the holdings in the portfolio. The Fund may also invest in other types of securities if they offer better returns with less risk than common stocks alone. These securities include foreign securities, preferred stocks, obligations issued and guaranteed by the U.S. Government, stock index futures, money market instruments, repurchase agreements and convertible debt securities. The portfolio manager may sell a stock for various reasons, including deterioration in valuation, a change in fundamental assessment or weakened financial strength.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Foreign Market Risk – To the extent the Fund invests in foreign stocks, it is also subject to the special risks associated with such investments whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies.

Growth Stocks – Growth stocks can be volatile for several reasons.  Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market.  Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.  In general, stocks with growth characteristics can have relatively wide price swings as a result of the high valuations they may carry.

Market Risk – Changing stock market conditions will affect the Fund’s share price. The Equity Growth Fund should not be relied on for short-term needs. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Investments in small and mid-size companies could be volatile and sensitive to steep share price declines in the event their earnings disappoint investors.

Portfolio Turnover Risk - A higher portfolio turnover may result in higher transactional and brokerage costs.

Small and Medium-sized Companies – Small and medium-sized companies involve greater risks and may lack depth of management, may be unable to generate funds necessary for growth or potential development, or may be developing or marketing new products or services for which markets are not yet established and may never become established.  Small and medium-sized companies tend to trade less frequently and are more sensitive to market changes than the market in general.  In addition, these companies may become subject to intense competition from larger or more established companies.  Finally, smaller growth stocks can have steep price declines if their earnings disappoint investors.  Since the Fund will be significantly invested in this market sector, investors will be exposed to its volatility.

Value Stocks - Investments in value stocks involve investing in stocks that are undervalued by measures such as price-to-book ratio and price-to-earnings ratio.  Investors typically invest in value stocks for their upside potential and consistent dividend payout. Some risks of investing in value stocks include a declining business model, more nimble and smaller competitors, and falling dividends. In general, value stocks have less price swings than growth stocks and could underperform in rising markets. The advisor's assessment of a stock's value may never be fully recognized or realized by the market.  A stock judged to be undervalued may actually be appropriately priced or its price may fail to meet the advisor’s expectations.

Who Should Invest?
The Equity Growth Fund may be suitable for you if:
  You want to add a growth fund to your existing portfolio
  You have a long-term time horizon (at least 5 years)
  You want to focus on smaller-company stocks
  You do not need, or are not concerned with, dividend income
  You have a high tolerance for risk and can handle large price swings
		Because of the several types of risk described in this prospectus, you could lose money!
Risk Lose Money [Text]	rr_RiskLoseMoney	Because of the several types of risk described in this prospectus, you could lose money!
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates how the Equity Growth Fund’s results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s Retail Shares performance from year to year and by showing how the average annual returns for one, five, and ten years of the Fund compare with those of an appropriate broad-based securities market index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at http://institutional.acadviser.com or by calling 800-345-4783.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how the Equity Growth Fund’s results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s Retail Shares performance from year to year and by showing how the average annual returns for one, five, and ten years of the Fund compare with those of an appropriate broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-345-4783
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://institutional.acadviser.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) should not be used to attempt to predict future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Annual Return Caption [Text]	rr_AnnualReturnCaption	Advance Capital I, Inc. Equity Growth Fund Annual Returns Before Taxes for Retail Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Equity Growth Fund’s highest/lowest quarterly results for Retail Shares during this time were: Highest: +19.22% 2nd quarter 2009 Lowest: -25.95% 4th quarter 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) For the Periods Ended December 31, 2015
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The S&P Mid-Cap Value Index is a capitalization weighted index which measures the performance of the mid-range value sector of the U.S. stock market. This Index replaces the Russell Midcap Growth Index and the Lipper Mid-Cap Growth Index due to the style change of the Fund in 2014.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Retail Shares, and will vary for Institutional Shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Total returns shown “after taxes on distributions and sale of fund shares” assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The S&P Mid-Cap Value Index is a capitalization weighted index which measures the performance of the mid-range value sector of the U.S. stock market. This Index replaces the Russell Midcap Growth Index and the Lipper Mid-Cap Growth Index due to the style change of the Fund in 2014.

		After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown “after taxes on distributions and sale of fund shares” assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Equity Growth Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
1 Year	rr_ExpenseExampleYear01	$ 125
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	$ 1,489
2006	rr_AnnualReturn2006	9.39%
2007	rr_AnnualReturn2007	12.05%
2008	rr_AnnualReturn2008	(46.53%)
2009	rr_AnnualReturn2009	44.14%
2010	rr_AnnualReturn2010	27.49%
2011	rr_AnnualReturn2011	(4.24%)
2012	rr_AnnualReturn2012	14.20%
2013	rr_AnnualReturn2013	29.59%
2014	rr_AnnualReturn2014	7.10%
2015	rr_AnnualReturn2015	(6.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.95%)
1 Year	rr_AverageAnnualReturnYear01	(6.26%)
5 Years	rr_AverageAnnualReturnYear05	7.31%
10 Years	rr_AverageAnnualReturnYear10	5.53%
Equity Growth Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	$ 1,201
1 Year	rr_AverageAnnualReturnYear01	(6.00%)
5 Years	rr_AverageAnnualReturnYear05	7.60%
10 Years	rr_AverageAnnualReturnYear10
Equity Growth Fund | After taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.71%)
5 Years	rr_AverageAnnualReturnYear05	4.55%
10 Years	rr_AverageAnnualReturnYear10	3.73%
Equity Growth Fund | After taxes on distributions and sale of fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.74%)
5 Years	rr_AverageAnnualReturnYear05	5.46%
10 Years	rr_AverageAnnualReturnYear10	4.29%
Equity Growth Fund | S&P Mid-Cap Value (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.66%)
5 Years	rr_AverageAnnualReturnYear05	10.14%
10 Years	rr_AverageAnnualReturnYear10	7.37%
Equity Growth Fund | Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.20%)
5 Years	rr_AverageAnnualReturnYear05	11.53%
10 Years	rr_AverageAnnualReturnYear10	8.11%

[1]	Expenses have been restated to reflect current expenses.